Long-term investments - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term investments
Carrying amount of equity investments with readily determinable fair values	$ 19,963,000	$ 30,599,000
Impairment of long-term investments	$ 996,000	1,407,000	$ 0
Arashi Vision Inc.
Long-term investments
Carrying amount of equity investments with readily determinable fair values		$ 20,029,000
Equity interest held (in percent)	7.80%
Threshold period for non transfer of shares upon completion of initial public offering	1 year